Engine No. 1 ETF Trust

Engine No. 1 Transform 500 ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 1.5%
Boeing Co.*	2,182	494,179
General Dynamics Corp.	901	176,623
HEICO Corp.	163	22,046
HEICO Corp., Class A	292	35,416
L3Harris Technologies, Inc.	825	187,061
Lockheed Martin Corp.	980	364,237
Northrop Grumman Corp.	592	214,908
Raytheon Technologies Corp.	6,005	522,135
Teledyne Technologies, Inc.*	179	81,046
TransDigm Group, Inc.*	222	142,322
		2,239,973
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	681	87,338
FedEx Corp.	978	273,791
United Parcel Service, Inc., Class B	2,856	546,525
		907,654
Airlines - 0.2%
Delta Air Lines, Inc.*	2,526	100,787
Southwest Airlines Co.*	2,345	118,469
United Airlines Holdings, Inc.*	1,289	60,222
		279,478
Auto Components - 0.1%
Aptiv plc*	1,062	177,195

Automobiles - 1.7%
Ford Motor Co.*	15,536	216,727
General Motors Co.*	5,044	286,701
Tesla, Inc.*	3,062	2,104,207
		2,607,635
Banks - 3.8%
Bank of America Corp.	29,863	1,145,545
Citigroup, Inc.	8,196	554,214
Citizens Financial Group, Inc.	1,714	72,262
Fifth Third Bancorp	2,807	101,866
First Republic Bank	704	137,294
JPMorgan Chase & Co.	12,002	1,821,663
KeyCorp	3,909	76,851
M&T Bank Corp.	526	70,405
PNC Financial Services Group, Inc. (The)	1,677	305,902
Regions Financial Corp.	3,874	74,575
SVB Financial Group*	229	125,941
Truist Financial Corp.	5,327	289,949
US Bancorp	5,382	298,916

Investments	Shares	Value ($)
Wells Fargo & Co.	16,376	752,312
		5,827,695
Beverages - 1.4%
Brown-Forman Corp., Class B	725	51,417
Coca-Cola Co.	15,381	877,178
Constellation Brands, Inc., Class A	681	152,776
Keurig Dr Pepper, Inc.	2,312	81,406
Monster Beverage Corp.*	1,467	138,367
PepsiCo, Inc.	5,466	857,888
		2,159,032
Biotechnology - 2.1%
AbbVie, Inc.	7,006	814,798
Alnylam Pharmaceuticals, Inc.*	465	83,207
Amgen, Inc.	2,269	548,054
Biogen, Inc.*	596	194,731
BioMarin Pharmaceutical, Inc.*	725	55,629
Exact Sciences Corp.*	689	74,302
Gilead Sciences, Inc.	4,972	339,538
Horizon Therapeutics plc*	888	88,818
Incyte Corp.*	739	57,162
Moderna, Inc.*	1,209	427,502
Regeneron Pharmaceuticals, Inc.*	419	240,762
Seagen, Inc.*	491	75,314
Vertex Pharmaceuticals, Inc.*	1,026	206,821
		3,206,638
Building Products - 0.4%
Carrier Global Corp.	3,234	178,679
Johnson Controls International plc	2,829	202,047
Masco Corp.	1,007	60,128
Trane Technologies plc	937	190,782
		631,636
Capital Markets - 3.2%
Ameriprise Financial, Inc.	455	117,190
Bank of New York Mellon Corp. (The)	3,203	164,410
BlackRock, Inc., Class A	566	490,818
Blackstone Group, Inc. (The)	2,697	310,883
Charles Schwab Corp. (The)	5,929	402,876
CME Group, Inc., Class A	1,431	303,558
Coinbase Global, Inc., Class A*	114	26,970
Goldman Sachs Group, Inc. (The)	1,344	503,839
Intercontinental Exchange, Inc.	2,224	266,502
KKR & Co., Inc.	2,313	147,477
MarketAxess Holdings, Inc.	157	74,602
Moody's Corp.	628	236,128
Morgan Stanley	5,892	565,514
MSCI, Inc., Class A	322	191,899
Nasdaq, Inc.	452	84,402
Northern Trust Corp.	835	94,230
Raymond James Financial, Inc.	479	62,021

Engine No. 1 ETF Trust

Engine No. 1 Transform 500 ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
S&P Global, Inc.	942	403,854
State Street Corp.	1,366	119,033
T Rowe Price Group, Inc.	895	182,723
		4,748,929
Chemicals - 1.7%
Air Products & Chemicals, Inc.	877	255,233
Albemarle Corp.	460	94,778
Celanese Corp., Class A	443	69,006
Corteva, Inc.	2,923	125,046
Dow, Inc.	2,953	183,558
DuPont de Nemours, Inc.	2,102	157,755
Eastman Chemical Co.	549	61,883
Ecolab, Inc.	993	219,284
FMC Corp.	501	53,582
International Flavors & Fragrances, Inc.	994	149,736
Linde plc	2,060	633,224
LyondellBasell Industries NV, Class A	1,020	101,317
PPG Industries, Inc.	931	152,237
Sherwin-Williams Co.	935	272,114
		2,528,753
Commercial Services & Supplies - 0.4%
Cintas Corp.	342	134,810
Copart, Inc.*	836	122,892
Republic Services, Inc., Class A	843	99,777
Rollins, Inc.	878	33,654
Waste Management, Inc.	1,525	226,096
		617,229
Communications Equipment - 0.8%
Arista Networks, Inc.*	219	83,305
Cisco Systems, Inc. (Delaware)	16,704	924,900
Motorola Solutions, Inc.	683	152,938
Ubiquiti, Inc.	32	10,019
		1,171,162
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	256	93,005
Vulcan Materials Co.	538	96,834
		189,839
Consumer Finance - 0.7%
Ally Financial, Inc.	1,468	75,396
American Express Co.	2,590	441,673
Capital One Financial Corp.	1,783	288,311
Discover Financial Services	1,201	149,308
Synchrony Financial	2,153	101,235
		1,055,923
Containers & Packaging - 0.3%
Amcor plc	6,121	70,759
Avery Dennison Corp.	324	68,260
Ball Corp.	1,305	105,548

Investments	Shares	Value ($)
Crown Holdings, Inc.	544	54,269
International Paper Co.	1,564	90,338
		389,174
Distributors - 0.0%†
Genuine Parts Co.	576	73,106
Pool Corp.	155	74,062
		147,168
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B*	7,505	2,088,566

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	28,319	794,348
Verizon Communications, Inc.	16,410	915,350
		1,709,698
Electric Utilities - 1.4%
American Electric Power Co., Inc.	1,966	173,244
Avangrid, Inc.	289	15,068
Duke Energy Corp.	3,054	321,007
Edison International	1,504	81,968
Entergy Corp.	790	81,307
Eversource Energy	1,357	117,068
Exelon Corp.	3,861	180,695
FirstEnergy Corp.	2,163	82,886
NextEra Energy, Inc.	7,773	605,518
PG&E Corp.*	5,893	51,799
PPL Corp.	3,081	87,408
Southern Co.	4,205	268,573
Xcel Energy, Inc.	2,117	144,485
		2,211,026
Electrical Equipment - 0.6%
AMETEK, Inc.	908	126,257
Eaton Corp. plc	1,585	250,509
Emerson Electric Co.	2,370	239,109
Generac Holdings, Inc.*	257	107,776
Plug Power, Inc.*	2,031	55,406
Rockwell Automation, Inc.	456	140,183
		919,240
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	2,364	171,366
CDW Corp.	561	102,859
Cognex Corp.	706	63,829
Corning, Inc.	3,071	128,552
Keysight Technologies, Inc.*	730	120,122
TE Connectivity Ltd.	1,310	193,186
Trimble, Inc.*	1,000	85,500
Zebra Technologies Corp., Class A*	214	118,231
		983,645
Energy Equipment & Services - 0.2%
Baker Hughes Co., Class A	2,890	61,384
Halliburton Co.	3,522	72,835

Engine No. 1 ETF Trust

Engine No. 1 Transform 500 ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Schlumberger NV	5,717	164,821
		299,040
Entertainment - 1.9%
Activision Blizzard, Inc.	3,079	257,466
Electronic Arts, Inc.	1,141	164,258
Live Nation Entertainment, Inc.*	575	45,362
Netflix, Inc.*	1,757	909,370
Roku, Inc., Class A*	453	194,024
Take-Two Interactive Software, Inc.*	454	78,733
Walt Disney Co.*	7,200	1,267,345
		2,916,558
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	552	111,140
American Tower Corp.	1,795	507,626
AvalonBay Communities, Inc.	559	127,357
Boston Properties, Inc.	566	66,437
Crown Castle International Corp.	1,721	332,308
Digital Realty Trust, Inc.	1,126	173,584
Duke Realty Corp.	1,481	75,353
Equinix, Inc.	348	285,503
Equity Residential	1,359	114,333
Essex Property Trust, Inc.	264	86,618
Extra Space Storage, Inc.	540	94,036
Healthpeak Properties, Inc.	2,146	79,338
Invitation Homes, Inc.	2,239	91,083
Mid-America Apartment Communities, Inc.	452	87,281
Prologis, Inc.	2,932	375,413
Public Storage	600	187,488
Realty Income Corp.	1,477	103,818
SBA Communications Corp., Class A	434	147,990
Simon Property Group, Inc.	1,304	164,982
Sun Communities, Inc.	441	86,485
Ventas, Inc.	1,482	88,594
VICI Properties, Inc.	2,113	65,904
Welltower, Inc.	1,646	142,971
Weyerhaeuser Co.	2,971	100,211
		3,695,853
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	1,753	753,299
Kroger Co.	2,986	121,530
Sysco Corp.	2,031	150,700
Walgreens Boots Alliance, Inc.	2,841	133,953
Walmart, Inc.	5,438	775,188
		1,934,670
Food Products - 0.8%
Archer-Daniels-Midland Co.	2,210	131,981
Campbell Soup Co.	820	35,850
Conagra Brands, Inc.	1,903	63,731

Investments	Shares	Value ($)
General Mills, Inc.	2,403	141,441
Hershey Co.	581	103,929
Hormel Foods Corp.	1,128	52,317
J M Smucker Co.	440	57,688
Kellogg Co.	1,003	63,550
Kraft Heinz Co.	2,592	99,714
McCormick & Co., Inc.	994	83,665
Mondelez International, Inc., Class A	5,568	352,232
Tyson Foods, Inc., Class A	1,169	83,537
		1,269,635
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	7,041	851,820
ABIOMED, Inc.*	173	56,595
Align Technology, Inc.*	286	198,999
Baxter International, Inc.	2,004	155,009
Becton Dickinson & Co.	1,156	295,647
Boston Scientific Corp.*	5,620	256,272
Cooper Cos, Inc. (The)	186	78,449
Danaher Corp.	2,511	746,997
Dexcom, Inc.*	394	203,111
Edwards Lifesciences Corp.*	2,469	277,195
Hologic, Inc.*	1,017	76,316
IDEXX Laboratories, Inc.*	329	223,236
Insulet Corp.*	268	74,957
Intuitive Surgical, Inc.*	468	464,003
Masimo Corp.*	190	51,754
Medtronic plc	5,321	698,701
Novocure Ltd.*	334	51,439
ResMed, Inc.	578	157,100
STERIS plc	397	86,526
Stryker Corp.	1,303	353,035
Teleflex, Inc.	179	71,141
West Pharmaceutical Services, Inc.	292	120,226
Zimmer Biomet Holdings, Inc.	836	136,619
		5,685,147
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp., Class A	585	71,469
Anthem, Inc.	980	376,330
Cardinal Health, Inc.	1,153	68,465
Centene Corp.*	2,316	158,901
Cigna Corp.	1,352	310,270
CVS Health Corp.	5,201	428,354
DaVita, Inc.*	280	33,670
Guardant Health, Inc.*	337	37,003
HCA Healthcare, Inc.	1,038	257,632
Humana, Inc.	516	219,744
Laboratory Corp. of America Holdings*	397	117,572
McKesson Corp.	618	125,967

Engine No. 1 ETF Trust

Engine No. 1 Transform 500 ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Quest Diagnostics, Inc.	530	75,154
UnitedHealth Group, Inc.	3,731	1,537,992
		3,818,523
Health Care Technology - 0.2%
Cerner Corp.	1,190	95,664
Teladoc Health, Inc.*	533	79,124
Veeva Systems, Inc., Class A*	554	184,321
		359,109
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc.*	161	350,700
Caesars Entertainment, Inc.*	837	73,120
Carnival Corp.*	3,175	68,739
Chipotle Mexican Grill, Inc., Class A*	117	218,022
Darden Restaurants, Inc.	532	77,608
Domino's Pizza, Inc.	151	79,349
DraftKings, Inc., Class A*	1,293	62,711
Expedia Group, Inc.*	565	90,892
Hilton Worldwide Holdings, Inc.*	1,117	146,830
Las Vegas Sands Corp.*	1,305	55,267
Marriott International, Inc., Class A*	1,052	153,571
McDonald's Corp.	2,954	716,965
MGM Resorts International	1,613	60,536
Penn National Gaming, Inc.*	588	40,207
Royal Caribbean Cruises Ltd.*	869	66,800
Starbucks Corp.	4,677	567,928
Yum! Brands, Inc.	1,181	155,171
		2,984,416
Household Durables - 0.3%
DR Horton, Inc.	1,303	124,345
Garmin Ltd.	592	93,062
Lennar Corp., Class A	1,080	113,562
NVR, Inc.*	13	67,894
		398,863
Household Products - 1.3%
Church & Dwight Co., Inc.	982	85,022
Clorox Co.	485	87,732
Colgate-Palmolive Co.	3,356	266,802
Kimberly-Clark Corp.	1,333	180,915
Procter & Gamble Co.	9,698	1,379,346
		1,999,817
Independent Power & Renewable Electricity Producers - 0.0%†
AES Corp. (The)	2,639	62,544

Industrial Conglomerates - 1.1%
3M Co.	2,306	456,450
General Electric Co.	34,781	450,414
Honeywell International, Inc.	2,758	644,793

Investments	Shares	Value ($)
Roper Technologies, Inc.	421	206,853
		1,758,510
Insurance - 1.7%
Aflac, Inc.	2,500	137,500
Allstate Corp. (The)	1,184	153,979
American International Group, Inc.	3,394	160,706
Aon plc, Class A	891	231,687
Arch Capital Group Ltd.*	1,603	62,517
Arthur J Gallagher & Co.	824	114,791
Brown & Brown, Inc.	917	49,885
Chubb Ltd.	1,778	300,020
Cincinnati Financial Corp.	592	69,785
Hartford Financial Services Group, Inc. (The)	1,425	90,659
Markel Corp.*	48	57,896
Marsh & McLennan Cos, Inc.	2,022	297,679
MetLife, Inc.	3,112	179,562
Principal Financial Group, Inc.	1,004	62,379
Progressive Corp. (The)	2,324	221,152
Prudential Financial, Inc.	1,568	157,239
Travelers Cos, Inc. (The)	1,002	149,218
Willis Towers Watson plc	503	103,657
		2,600,311
Interactive Media & Services - 6.9%
Alphabet, Inc., Class A*	1,192	3,211,880
Alphabet, Inc., Class C*	1,131	3,058,699
Facebook, Inc., Class A*	9,509	3,388,057
Match Group, Inc.*	1,065	169,623
Pinterest, Inc., Class A*	2,175	128,108
Snap, Inc., Class A*	3,709	276,024
Twitter, Inc.*	3,175	221,456
Zillow Group, Inc., Class A*	146	15,640
Zillow Group, Inc., Class C*	626	66,518
		10,536,005
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc.*	1,705	5,673,540
DoorDash, Inc., Class A*	141	24,575
eBay, Inc.	2,551	174,004
Etsy, Inc.*	491	90,103
MercadoLibre, Inc.*	181	283,935
Wayfair, Inc., Class A*	292	70,478
		6,316,635
IT Services - 5.6%
Accenture plc, Class A	2,514	798,648
Akamai Technologies, Inc.*	634	76,029
Automatic Data Processing, Inc.	1,672	350,501
Broadridge Financial Solutions, Inc.	456	79,111
Cognizant Technology Solutions Corp., Class A	2,083	153,163
EPAM Systems, Inc.*	236	132,113

Engine No. 1 ETF Trust

Engine No. 1 Transform 500 ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Fidelity National Information Services, Inc.	2,464	367,259
Fiserv, Inc.*	2,357	271,314
FleetCor Technologies, Inc.*	323	83,405
Gartner, Inc.*	334	88,420
Global Payments, Inc.	1,170	226,290
GoDaddy, Inc., Class A*	678	56,850
International Business Machines Corp.	3,536	498,435
Mastercard, Inc., Class A	3,476	1,341,527
MongoDB, Inc., Class A*	213	76,450
Okta, Inc., Class A*	489	121,169
Paychex, Inc.	1,280	145,690
PayPal Holdings, Inc.*	4,662	1,284,521
Snowflake, Inc., Class A*	255	67,759
Square, Inc., Class A*	1,564	386,715
Twilio, Inc., Class A*	637	237,977
VeriSign, Inc.*	402	86,981
Visa, Inc., Class A	6,712	1,653,769
		8,584,096
Leisure Products - 0.1%
Peloton Interactive, Inc., Class A*	1,057	124,779

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	1,197	183,416
Avantor, Inc.*	2,053	77,152
Bio-Rad Laboratories, Inc., Class A*	97	71,732
Illumina, Inc.*	580	287,535
IQVIA Holdings, Inc.*	756	187,261
Mettler-Toledo International, Inc.*	102	150,318
PerkinElmer, Inc.	442	80,546
Thermo Fisher Scientific, Inc.	1,568	846,736
Waters Corp.*	253	98,622
		1,983,318
Machinery - 1.5%
Caterpillar, Inc.	2,176	449,888
Cummins, Inc.	580	134,618
Deere & Co.	1,228	444,033
Dover Corp.	573	95,760
Fortive Corp.	1,337	97,146
IDEX Corp.	300	68,007
Illinois Tool Works, Inc.	1,145	259,537
Ingersoll Rand, Inc.*	1,477	72,181
Otis Worldwide Corp.	1,601	143,370
PACCAR, Inc.	1,365	113,281
Parker-Hannifin Corp.	502	156,639
Stanley Black & Decker, Inc.	629	123,944
Westinghouse Air Brake Technologies Corp.	709	60,173

Investments	Shares	Value ($)
Xylem, Inc./NY	717	90,235
		2,308,812
Media - 1.3%
Charter Communications, Inc., Class A*	553	411,460
Comcast Corp., Class A	18,176	1,069,294
Discovery, Inc., Class A*	681	19,756
Discovery, Inc., Class C*	1,187	32,180
Fox Corp., Class A	1,305	46,536
Fox Corp., Class B	597	19,844
Liberty Broadband Corp., Class A*	103	17,682
Liberty Broadband Corp., Class C*	626	111,109
Liberty Media Corp.-Liberty SiriusXM, Class A*	312	14,567
Liberty Media Corp.-Liberty SiriusXM, Class C*	692	31,970
Omnicom Group, Inc.	859	62,552
Sirius XM Holdings, Inc.	4,527	29,290
ViacomCBS, Inc., Class A	26	1,158
ViacomCBS, Inc., Class B	2,390	97,823
		1,965,221
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	5,817	221,628
Newmont Corp.	3,184	200,019
Nucor Corp.	1,183	123,056
Southern Copper Corp.	330	21,660
		566,363
Multiline Retail - 0.5%
Dollar General Corp.	925	215,192
Dollar Tree, Inc.*	911	90,909
Target Corp.	1,953	509,830
		815,931
Multi-Utilities - 0.6%
Ameren Corp.	1,015	85,179
CMS Energy Corp.	1,151	71,120
Consolidated Edison, Inc.	1,355	99,958
Dominion Energy, Inc.	3,201	239,659
DTE Energy Co.	764	89,632
Public Service Enterprise Group, Inc.	2,011	125,145
Sempra Energy	1,238	161,745
WEC Energy Group, Inc.	1,258	118,428
		990,866
Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy, Inc.*	907	77,032
Chevron Corp.	7,661	779,966
ConocoPhillips	5,340	299,360
EOG Resources, Inc.	2,319	168,962
Exxon Mobil Corp.	16,789	966,544
Hess Corp.	1,080	82,555

Engine No. 1 ETF Trust

Engine No. 1 Transform 500 ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Kinder Morgan, Inc.	7,730	134,347
Marathon Petroleum Corp.	2,556	141,142
Occidental Petroleum Corp.	3,336	87,070
ONEOK, Inc.	1,763	91,623
Phillips 66	1,738	127,621
Pioneer Natural Resources Co.	911	132,432
Valero Energy Corp.	1,617	108,290
Williams Cos, Inc. (The)	4,815	120,617
		3,317,561
Personal Products - 0.2%
Estee Lauder Cos, Inc. (The), Class A	914	305,121

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	8,847	600,446
Catalent, Inc.*	685	82,070
Elanco Animal Health, Inc.*	1,880	68,564
Eli Lilly & Co.	3,149	766,782
Johnson & Johnson	10,441	1,797,939
Merck & Co., Inc.	10,026	770,699
Pfizer, Inc.	22,199	950,339
Royalty Pharma plc, Class A	332	12,682
Viatris, Inc.	4,797	67,494
Zoetis, Inc., Class A	1,886	382,292
		5,499,307
Professional Services - 0.5%
Clarivate plc*	1,036	23,621
CoStar Group, Inc.*	1,574	139,850
Equifax, Inc.	477	124,306
IHS Markit Ltd.	1,481	173,040
Jacobs Engineering Group, Inc.	530	71,683
Leidos Holdings, Inc.	538	57,254
TransUnion	753	90,405
Verisk Analytics, Inc., Class A	633	120,232
		800,391
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	1,328	128,099

Road & Rail - 1.1%
CSX Corp.	8,992	290,621
JB Hunt Transport Services, Inc.	323	54,409
Kansas City Southern	353	94,533
Lyft, Inc., Class A*	1,018	56,316
Norfolk Southern Corp.	998	257,314
Old Dominion Freight Line, Inc.	388	104,431
Uber Technologies, Inc.*	5,861	254,719
Union Pacific Corp.	2,633	575,996
		1,688,339
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc.*	4,819	511,730

Investments	Shares	Value ($)
Analog Devices, Inc.	1,462	244,768
Applied Materials, Inc.	3,642	509,625
Broadcom, Inc.	1,617	784,892
Enphase Energy, Inc.*	547	103,711
Entegris, Inc.	546	65,869
Intel Corp.	16,015	860,326
KLA Corp.	603	209,940
Lam Research Corp.	569	362,686
Marvell Technology, Inc.	3,242	196,173
Maxim Integrated Products, Inc.	1,055	105,405
Microchip Technology, Inc.	1,076	153,997
Micron Technology, Inc.*	4,435	344,067
Monolithic Power Systems, Inc.	167	75,026
NVIDIA Corp.	9,877	1,925,917
NXP Semiconductors NV	1,084	223,727
ON Semiconductor Corp.*	1,676	65,465
Qorvo, Inc.*	443	83,988
QUALCOMM, Inc.	4,460	668,108
Skyworks Solutions, Inc.	645	119,009
SolarEdge Technologies, Inc.*	199	51,637
Teradyne, Inc.	676	85,852
Texas Instruments, Inc.	3,704	706,056
Xilinx, Inc.	984	147,443
		8,605,417
Software - 10.2%
Adobe, Inc.*	1,896	1,178,610
ANSYS, Inc.*	338	124,539
Autodesk, Inc.*	873	280,346
Black Knight, Inc.*	614	50,845
Cadence Design Systems, Inc.*	1,088	160,643
Ceridian HCM Holding, Inc.*	532	52,349
Citrix Systems, Inc.	481	48,461
Cloudflare, Inc., Class A*	756	89,684
Coupa Software, Inc.*	291	63,147
Crowdstrike Holdings, Inc., Class A*	782	198,323
Datadog, Inc., Class A*	865	95,756
DocuSign, Inc., Class A*	767	228,597
Fair Isaac Corp.*	120	62,869
Fortinet, Inc.*	546	148,643
HubSpot, Inc.*	171	101,919
Intuit, Inc.	1,072	568,128
Microsoft Corp.	29,881	8,513,397
Oracle Corp.	7,196	627,059
Palantir Technologies, Inc., Class A*	1,782	38,687
Palo Alto Networks, Inc.*	396	158,024
Paycom Software, Inc.*	188	75,200
PTC, Inc.*	421	57,024
RingCentral, Inc., Class A*	316	84,457
salesforce.com, Inc.*	3,825	925,382
ServiceNow, Inc.*	776	456,203

Engine No. 1 ETF Trust

Engine No. 1 Transform 500 ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Splunk, Inc.*	643	91,293
SS&C Technologies Holdings, Inc.	881	69,062
Synopsys, Inc.*	601	173,082
Trade Desk, Inc. (The), Class A*	1,719	140,803
Tyler Technologies, Inc.*	157	77,344
VMware, Inc., Class A*	315	48,428
Workday, Inc., Class A*	746	174,862
Zendesk, Inc.*	464	60,566
Zoom Video Communications, Inc., Class A*	851	321,764
Zscaler, Inc.*	294	69,359
		15,614,855
Specialty Retail - 2.2%
AutoZone, Inc.*	96	155,863
Best Buy Co., Inc.	883	99,205
Burlington Stores, Inc.*	269	90,061
CarMax, Inc.*	635	85,058
Carvana Co., Class A*	263	88,778
Home Depot, Inc. (The)	4,221	1,385,290
L Brands, Inc.	1,040	83,273
Lowe's Cos, Inc.	2,799	539,339
O'Reilly Automotive, Inc.*	280	169,075
Ross Stores, Inc.	1,424	174,711
TJX Cos, Inc. (The)	4,792	329,738
Tractor Supply Co.	454	82,142
Ulta Beauty, Inc.*	211	70,854
		3,353,387
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	62,276	9,083,578
Dell Technologies, Inc., Class C*	997	96,330
Hewlett Packard Enterprise Co.	5,165	74,893
HP, Inc.	4,747	137,046
NetApp, Inc.	881	70,119
Seagate Technology Holdings plc	777	68,298
Western Digital Corp.*	1,206	78,305
		9,608,569
Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica, Inc.*	464	185,679
NIKE, Inc., Class B	5,040	844,250
VF Corp.	1,283	102,897
		1,132,826
Tobacco - 0.6%
Altria Group, Inc.	7,343	352,758
Philip Morris International, Inc.	6,178	618,356
		971,114
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,262	123,891
United Rentals, Inc.*	288	94,910
WW Grainger, Inc.	168	74,689
		293,490

Investments	Shares	Value ($)
Water Utilities - 0.1%
American Water Works Co., Inc.	721	122,649

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	2,327	335,135

TOTAL COMMON STOCKS		152,548,570
(COST $149,087,228)

Total Investments - 99.7%		152,548,570
(Cost $149,087,228)
Other assets less liabilities - 0.3%		458,189
Net Assets - 100.0%		153,006,759

*	Non-income producing security
†	Amount rounds to less than 0.1%.

Engine No. 1 ETF Trust

Engine No. 1 Transform 500 ETF

Schedule of Investments

July 31, 2021 (Unaudited)

Futures Contract Purchased

Engine No. 1 Transform 500 ETF had the following open long futures contracts as of July 31, 2021:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Stock Index	2	9/17/2021	USD	$438,950	$6,988

Abbreviations:

USD	US Dollar

Engine No. 1 ETF Trust

Notes to Quarterly Schedules of Investments

July 31, 2021 (Unaudited)

Investment Valuation

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

▪	Level 1 — Quoted prices in active markets for identical assets.
▪	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
▪	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuations as of July 31, 2021 for the Fund based upon the three levels defined above:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Engine No. 1 Transform 500 ETF
Investments
Assets
Common Stocks*	$152,548,570	$–	$–	$152,548,570
Total Investments	$152,548,570	$–	$–	$152,548,570
Other Financial Instruments
Assets
Futures Contracts(1)	$6,988	$–	$–	$6,988
Total Other Financial Instruments	$6,988	$–	$–	$6,988

*	See Schedules of Investments for segregation by industry type.
(1)	Futures Contracts Purchased.